UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07443

Name of Registrant:	VANGUARD WHITEHALL FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1:	Schedule of Investments

Vanguard International Explorer Fund

Schedule of Investments
January 31, 2005		Market
		Value
	Shares	(000)

COMMON STOCKS (96.6%)

Australia (1.4%)
Lion Nathan Ltd.	2,000,000	$ 12,709
Ansell Ltd.	1,500,000	10,648
Just Group Ltd.	1,900,000	4,167

		27,524

Austria (1.0%)
Andritz AG	122,466	9,618
Mayr-Melnhof Karton AG	56,680	9,323

		18,941

Belgium (1.3%)
Barco NV	59,700	5,448
Compagnie Nationale a Portefeuille	24,920	5,159
* Option International NV	162,000	4,941
Sofina SA	62,540	4,639
Kinepolis Group	83,149	2,678
GIMV NV NPV	40,332	2,014
EVS Broadcast Equipment SA	1,970	226

		25,105

China (0.4%)
Shenzhen Expressway Co. Ltd.	13,400,000	5,283
The Guangshen Railway Co., Ltd.	6,800,000	2,746

		8,029

Denmark (2.2%)
* Jyske Bank A/S	280,800	10,035
Bang & Olufsen A/S B Shares	144,880	9,733
Coloplast A/S B Shares	153,500	8,148
* Topdanmark A/S	100,000	7,103
Thrane & Thrane A/S	135,000	5,865
H+H International A/S Class B	5,054	1,182

		42,066

Finland (2.9%)
YIT-Yhtyma Oyj	720,000	18,020
Kone Corp. B Shares	180,000	13,996
Finnlines Oyj	579,650	10,148
OKO Bank (Osuuspankkien Keskuspankki Oyj)	502,725	7,399
* Elisa Oyj Class A	375,970	6,371

		55,934

France (5.0%)
Eiffage SA	140,223	17,063
Groupe Bourbon SA	237,753	12,381
* Nexity	350,000	12,319
Compagnie des Alpes	101,364	8,509
Kaufman & Broad SA	140,060	8,344
Imerys SA	90,000	7,520
* Groupe Partouche SA	323,310	6,870
Rodriguez Group	115,920	6,337
* Viel et Compagnie	923,485	4,972
Wendel Investissement	46,758	3,581
Tessi SA	59,962	3,275
Guyenne et Gascogne SA	25,000	2,913
Norbert Dentressangle	33,480	2,252

		96,336

Germany (4.3%)
Hochtief AG	500,000	16,294
Vossloh AG	300,000	15,447
Grenkeleasing AG	300,000	13,488
Rheinmetall AG Pfd.	197,470	10,206
* Techem AG	189,190	8,193
Takkt AG	650,000	6,982
Schwarz Pharma AG	147,470	6,671
Aareal Bank AG	100,000	3,246
* WaveLight Laser Technologies AG	56,183	973
* CENTROTEC Sustainable AG	11,963	384

		81,884

Greece (2.1%)
Public Power Corp.	500,520	14,602
Babis Vovos International	800,000	11,972
* Hellenic Exchanges SA	796,870	8,455
Mytilineos Holdings SA	412,990	4,834
		39,863

Hong Kong (1.0%)
ASM Pacific Technology Ltd.	1,400,000	5,259
Dah Sing Financial Group	618,800	4,502
* Next Media Ltd.	5,999,000	2,557
Global Bio-chem Technology Group Co. Ltd.	3,000,000	2,135
Fountain Set (Holdings) Ltd.	3,000,000	1,894
Asia Satellite Telecommunications Holdings Ltd.	850,000	1,591
Kingmaker Footwear Holdings Ltd.	3,805,836	1,183

		19,121

India (1.5%)
(1)Canara Bank Ltd. Warrants Exp. 8/25/2006	1,722,000	8,324
(1)LIC Housing Warrants Exp. 11/13/2006	1,588,940	7,735
(1)Reliance Capital Warrants Exp. 10/16/2006	1,890,750	6,316
(1)Zee Telefilm Warrants Exp. 5/19/2006	1,661,765	5,951

		28,326

Indonesia (0.9%)
PT Bank Central Asia Tbk	44,857,000	14,070
PT Bank Rakyat Indonesia Tbk	11,000,000	3,300
		17,370

Ireland (2.7%)
C&C Group PLC	3,823,165	16,147
DCC PLC	613,130	13,859
Jurys Doyle Hotel Group PLC	810,000	13,832
* Anglo Irish Bank Corp. PLC	338,370	8,248

		52,086

Italy (5.5%)
* Azimut Holding SpA	2,907,047	16,295
Beni Stabili SpA	12,459,180	12,944
Mondadori (Arnoldo) Editore SpA	1,139,650	12,702
Autostrada Torino-Milano SpA	453,130	12,109
Ergo Previdenza SpA	1,894,660	11,978
Compagnie Industriali Riunite SpA	4,038,250	11,502
Sol SpA	1,854,182	10,732
ACEA SpA	868,858	10,125
Italmobiliare SpA	52,020	3,865
Italmobiliare SpA Non-Convertible Risp	69,530	3,761
		106,013

Japan (17.6%)
Katokichi Co., Ltd.	720,000	14,859
Tokyo Ohka Kogyo Co., Ltd.	700,000	14,344
Nipro Corp.	800,000	13,293
* Circle K Sunkus Co., Ltd.	470,000	12,334
Q.P. Corp.	1,350,000	11,940
Paris Miki Inc.	500,000	11,865
Sumitomo Titanium Corp.	200,000	11,715
Gunze Ltd.	2,300,000	10,738
Sato Corp.	420,000	10,718
Teikoku Oil Co., Ltd.	1,700,000	10,681
Nippon Sanso Corp.	1,600,000	9,790
Nissin Healthcare Food Service Co. Ltd.	550,000	9,676
Nissin Co., Ltd.	3,700,000	9,406
Daicel Chemical Industries Ltd.	1,600,000	8,583
Nippon Chemi-Con Corp.	1,580,000	8,522
Dowa Mining Co. Ltd.	1,200,000	8,259
XEBIO Co., Ltd.	280,000	8,255
Santen Pharmaceutical Co. Ltd.	330,000	7,209
Eneserve Corp.	200,000	7,114
Hokuetsu Paper Mills, Ltd.	1,200,000	6,786
Sumitomo Warehouse Co. Ltd.	1,300,000	6,773
KOA Corp.	900,000	6,742
Saizeriya Co., Ltd.	420,000	6,621
* Sega Sammy Holdings Inc.	102,220	6,590
The Hiroshima Bank, Ltd.	1,200,000	6,426
Idec Izumi Corp.	500,000	5,688
Plenus Co. Ltd.	175,000	5,278
Ushio Inc.	250,000	5,087
TOC Co., Ltd.	500,000	4,804
Takamatsu Corp.	120,000	4,744
Kureha Chemical Industry Co.	1,100,000	4,732
Nishimatsu Construction Co.	1,200,000	4,396
Toyo Tire & Rubber Co., Ltd.	1,300,000	4,360
ABC-Mart Inc.	180,000	3,880
* eAccess Ltd.	3,700	3,755
Tsubaki Nakashima Co., Ltd.	290,000	3,594
Maeda Corp.	655,000	3,501
Osaka Securities Exchange Co., Ltd.	1,000	3,393
Sanyo Chemical Industries, Ltd.	440,000	3,232
NAFCO Co., Ltd.	130,000	3,192
Japan Airport Terminal Co., Ltd.	314,000	3,099
Aica Kogyo Co., Ltd.	250,000	2,996
Mimasu Semiconductor Industry Co., Ltd.	189,000	2,899
Sohgo Security Services Co. , Ltd.	200,000	2,882
Belluna Co., Ltd.	80,000	2,799
Ariake Japan Co., Ltd.	100,000	2,586
* WOWOW Inc.	957	2,479
AUCNET Inc.	92,100	1,945
Nippon System Development Co., Ltd.	100,000	1,929
Inaba Denki Sangyo Co., Ltd.	75,000	1,892
NEC Systems	170,000	1,597
* D & M Holdings Inc.	630,000	1,516
Nippon Thompson Co., Ltd.	200,000	1,376
Daiken Corp.	300,000	1,343
Tsuruha Co., Ltd.	40,000	1,264
Chiyoda Co.	70,900	1,100
Toho Real Estate Co., Ltd.	242,000	1,006
Osaka Securities Finance Co., Ltd.	200,000	665
Nagaileben Co., Ltd.	30,000	580
Belluna Co. Ltd. Warrants Exp. 9/29/2006	1,500	-

		338,828

Luxembourg (0.8%)
SES Global FDR	1,207,248	14,793

Netherlands (2.7%)
* Koninklijke Vopak NV	480,493	11,230
James Hardie Industries NV	2,047,800	10,950
* Fugro NV	118,092	10,460
Stork NV	196,049	6,645
* Koninklijke Ten Cate NV	88,915	6,282
Van Lanschot NV	55,176	3,740
Grolsch NV	70,641	2,129
		51,436

Norway (0.5%)
Findexa Ltd.	1,600,000	6,170
* Golar LNG Ltd.	278,140	3,765

		9,935

Singapore (1.2%)
* United Test and Assembly Center Ltd.	18,000,000	6,269
SembCorp Industries Ltd.	4,500,000	5,087
Venture Corp. Ltd.	400,000	3,837
Singapore Airport Terminal Services Ltd.	2,967,000	3,644
MobileOne Limited	1,860,000	2,068
YHI International Ltd.	3,000,000	1,760
Seksun Corp. Ltd.	3,000,000	742

		23,407

South Korea (3.5%)
* Hyundai Department Store Co., Ltd.	337,820	12,452
* Hyundai Mobis	158,930	10,864
Pusan Bank	1,300,000	9,850
Daegu Bank	1,400,000	9,720
* Seoul Securities Co.	2,055,670	7,317
* Kangwon Land Inc.	461,839	5,765
* Yuhan Corp.	62,966	5,501
G2R Inc.	289,420	4,925

		66,394

Spain (2.9%)
Red Electrica de Espana SA	675,750	15,794
Enagas SA	871,640	14,123
Indra Sistemas, SA	588,080	10,065
Compania de Distribucion Integral Logista, SA	166,510	9,346
* Baron de Ley, SA	113,788	5,636

		54,964

Sweden (3.8%)
Swedish Match AB	1,600,000	19,237
* Oriflame Cosmetics SA	580,201	13,910
Saab AB	628,740	10,529
* Transcom WorldWide SA	2,000,000	10,420
D. Carnegie & Co. AB	792,120	9,354
Axfood AB	308,520	8,368
* Wedins Skor & Accessoarer AB	12,692,830	818

		72,636

Switzerland (5.7%)
Geberit AG	23,000	17,127
Kuoni Reisen Holding AG (Registered)	38,000	16,146
Lindt & Spruengli AG	9,500	13,029
Jelmoli Holding AG	8,741	12,091
Helvetia Patria Holding AG	75,000	11,012
Schindler Holding AG (Ptg. Ctf.)	27,360	9,945
Valora Holding AG	34,160	8,694
Bank Sarasin & Cie AG	3,304	5,921
* Mobilezone Holding AG	1,386,830	5,368
BKW FMB Energie AG	8,287	5,020
* Sika Finanz AG (Bearer)	4,183	2,689
Publigroupe SA	8,617	2,683

		109,725

Taiwan (0.9%)
* E.Sun Financial Holding Co., Ltd. GDR	416,355	8,307
(1)Basso Industry Warrants Exp. 5/26/2006	2,063,260	5,053
(1)Tong Yang Industry Co., Ltd. Warrants Exp. 4/7/2006	3,000,000	4,631

		17,991

United Kingdom (24.9%)
Britannic Group PLC	1,750,000	16,438
SIG PLC	1,350,000	15,354
Findel PLC	1,420,000	13,639
Bellway PLC	800,000	12,826
Eircom Group PLC	5,219,480	12,689
Paragon Group Cos. PLC	1,514,232	12,188
Carillion PLC	2,650,000	12,046
Inchape PLC	310,000	11,840
Balfour Beatty PLC	1,850,000	11,445
Alexon Group PLC	1,900,000	11,288
ICAP PLC	2,000,000	10,770
Headlam Group PLC	1,200,000	10,508
WS Atkins PLC	775,000	10,495
Babcock International Group PLC	3,800,000	10,464
The Future Network PLC	6,700,000	10,078
Care U.K. PLC	1,400,000	10,034
Forth Ports PLC	380,000	9,941
Redrow PLC	1,325,000	9,821
Intermediate Capital Group PLC	450,000	9,718
Whatman PLC	2,000,000	9,676
Quintain Estates & Development PLC	900,000	9,642
Somerfield PLC	3,200,000	9,536
The Go-Ahead Group PLC	320,000	9,415
Chrysalis Group PLC	2,864,765	9,402
J.D. Wetherspoon PLC	1,900,000	9,228
Trinity Mirror PLC	700,000	8,978
John Laing PLC	1,800,000	8,895
Speedy Hire PLC	770,000	8,791
Stagecoach Group PLC	3,900,000	8,643
Wilson Bowden PLC	370,000	8,151
Domestic & General Group PLC	625,000	8,134
RAC PLC	650,000	7,969
Close Brothers Group PLC	525,000	7,932
Abbot Group PLC	2,000,000	7,554
Greggs PLC	100,000	7,554
London Merchant Securities PLC	1,700,000	7,158
* Meggitt PLC	1,350,000	7,015
Taylor Woodrow PLC	1,200,000	6,484
Shaftesbury PLC	850,000	6,092
First Choice Holidays PLC	1,800,000	5,848
* London Clubs International PLC	2,600,000	5,738
Nestor Healthcare Group PLC	2,149,235	5,675
Devro PLC	2,300,000	5,538
Stanley Leisure PLC	700,000	5,512
Games Workshop Group PLC	360,000	5,435
Alfred McAlpine Group PLC	800,000	5,021
The Davis Service Group PLC	600,000	4,900
Goldshield Group PLC	850,000	4,136
BPP Holdings PLC	580,000	3,940
Low & Bonar PLC	1,600,000	3,916
* Eidos PLC	2,851,133	3,832
* CSR Plc	500,000	3,786
National Express Group PLC	217,943	3,702
AEA Technology PLC	1,425,000	3,682
Westbury PLC	400,000	3,569
RM PLC	1,000,000	3,464
Liontrust Asset Management PLC	428,549	2,708
French Connection Group, PLC	461,255	2,593
Lawrence PLC	350,000	2,417
Bovis Homes Group PLC	198,265	2,315
McCarthy & Stone PLC	155,431	1,810
United Business Media PLC	130,300	1,330
Reed Health Group PLC	984,540	1,170
Courts PLC	518,931	—

		479,868

TOTAL COMMON STOCKS
(Cost $1,442,071)		1,858,575

TEMPORARY CASH INVESTMENT (11.2%)

Money Market Fund (11.2%)
Vanguard Market Liquidity Fund, 2.36%**	214,920,124	214,920
(Cost $214,920)

TOTAL INVESTMENTS (107.8%)
(Cost $1,656,991)		2,073,495

OTHER ASSETS AND LIABILITIES-NET (-7.8%)		(149,336)

NET ASSETS (100%)		$1,924,159

*Non-income producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the aggregate value of these securities was $38,010,000, representing 2.0% of net assets.
FDR— Fiduciary Depositary Receipt.
GDR — Global Depositary Receipt.
(Ptg. Ctf.)— Participating Certificate.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time to determine whether a significant change in value has occurred. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2005, the cost of investment securities for tax purposes was $1,660,876,000. Net unrealized appreciation of investment securities for tax purposes was $412,619,000, consisting of unrealized gains of $433,467,000 on securities that had risen in value since their purchase and $20,848,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of affiliated companies were as follows:

(000)
Current Period Transactions
	Oct. 31, 2004	Proceeds from		January 31, 2005
	Market	Purchases at	Securities	Dividend	Market
	Value	Cost	Sold	Income	Value

Wedins Skor & Accessoarer AB	$1,213	$—	$—	$—	n/a*

* At January 31, 2005, the issuer was not an affiliated company of the fund.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.